Trade and other receivables (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure of Trade and other receivables [Abstract]
Disclosure of detailed information about Trade and other receivables [text block]
Trade and other receivables comprise:

	March 31, 2020	March 31, 2019
(i) Trade receivables, net	9,631,400	10,003,960
(ii) Other receivables including deposits	2,440,583	2,623,480
(iii) Contract related accruals	-	-
	12,071,983	12,627,440

Disclosure of detailed information about trade receivables [text block]	Trade receivables consist of:

	March 31, 2020	March 31, 2019
Trade receivables from related parties	-	-
Other trade receivables	9,902,021	10,276,431
	9,902,021	10,276,431
Less: Allowance for doubtful receivables	(270,621)	(272,471)
Balance at the end of the year	9,631,400	10,003,960

Disclosure of detailed about allowance for credit losses [text block]
The activity in the allowance for doubtful accounts receivable is given below:

	For the year ended
	March 31, 2020	March 31, 2019
Balance at the beginning of the year	272,471	209,217
Add : Additional provision, net	479,747	536,290
Less : Bad debts written off	(481,597)	(473,036)
Balance at the end of the year	270,621	272,471

Disclosure of other receivables [text block]
(ii)	Other receivables comprises of the following items:

	March 31, 2020	March 31, 2019
Advances and other deposits (Refer Note (a) below)	1,244,287	969,571
Withholding taxes (Refer Note (b) below)	1,196,296	1,653,909
	2,440,583	2,623,480
Financial assets included in other receivables	139,122	69,513

Notes:
a)	Advances and other deposits primarily comprises of receivables in the form of deposits, sales tax/VAT, GST, service tax and other advances given in the ordinary course of business.

b)	Includes withholding taxes recoverable from the Department of Income-tax for which the Company has filed tax returns for refund. The Company expects to realize such refund of withholding taxes within the next 12 months.